OTHER (GAINS) AND LOSSES	12 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
OTHER (GAINS) AND LOSSES	OTHER (GAINS) AND LOSSES

	2024	2023
Impairment of technology and other non-financial assets	$35.7	$—
Net gain on foreign currency exchange differences	(2.4)	(12.6)
Remeasurement of royalty obligations	(6.1)	(7.4)
Remeasurement of contingent consideration arising on business combinations	—	2.6
Settlement gain on annuity purchase transaction (Note 20)	(5.2)	—
Other	5.9	(5.0)
Other (gains) and losses	$27.9	$(22.4)

Impairment of technology and other non-financial assets
During the fourth quarter of fiscal 2024, the Company considered the impact of general economic headwinds, the re-baselining of its Defense and Security business and the reduced pursuit of certain types of opportunities as part of its review of impairment indicators for non-financial assets. As a result of this review, the Company recorded impairment charges totaling $35.7 million in the Defense and Security segment, consisting of $31.4 million of internally developed intangible assets and $4.3 million of simulators included in property, plant and equipment.